Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Dates
29-Feb-2024
Actual/360 Days

30/360 Days

15-Mar-2024
15-Mar-2024
Collection Period No.
5
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Feb-2024
13-Mar-2024
14-Mar-2024
15-Mar-2024
15-Feb-2024
15-Feb-2024
Summary
Beginning
Balance
85,475,536.97
467,620,000.00
467,620,000.00
83,110,000.00
Principal
Payment
40,127,237.42
0.00
0.00
0.00
Ending
Balance
45,348,299.55
467,620,000.00
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
137.417340
0.000000
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.155297
1.000000
1.000000
1.000000
1,103,825,536.97
1,063,698,299.55
40,127,237.42
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
1,137,425,097.36
63,316,537.03
1,200,741,634.39
33,599,560.39
1,097,297,859.94
60,917,596.99
1,158,215,456.93
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
2,306,925.33
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
4.933333
4.958333
5.008333
Interest & Principal
Payment
40,127,237.42
2,306,925.33
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
137.417340
4.933333
4.958333
5.008333
$45,169,021.16
T
otal
$5,041,783.74

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
48,015,842.69
0.00
48,015,842.69
38,991,251.79
7,108,091.09
1,170,918.70
565,277.62
0.00
0.00
180,303.49
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,000,618.03
0.00
0.00
5,041,783.74
0.00
0.00
40,127,237.42
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
48,015,842.69
1,846,203.50
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,000,618.03
0.00
0.00
0.00
1,000,618.03
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,041,783.74
0.00
2,306,925.33
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
5,041,783.74
0.00
2,306,925.33
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,041,783.74
5,041,783.74
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
40,127,237.42
0.00
0.00
0.00
40,127,237.42
Aggregate Principal Distributabl
e
Amount
40,127,237.42
40,127,237.42
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
12,492.90
167,810.59
180,303.49
3,359,956.04
0.00
12,492.90
12,492.90
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Pool Statistics
Pool Data
7.14%
51.92
16.24
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
1,200,741,634.39
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,158,215,456.93
26,522
27,014
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
22,517,196.22
16,474,055.57
0.00
3,534,925.67
Pool Factor
81.56%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
29-Feb-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
26,522
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.89%
0.78%
0.24%
0.09%
100.00%
1,145,356,990.74
9,055,945.99
2,768,906.04
1,033,614.16
1,158,215,456.93
26,299
163

16
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.328%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
21,371.83
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.045%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
4,915,520.15
1,826,706.29
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses

Losses
(1)
Amount
3,534,925.67
1,162,677.70
545,541.68
Number of Receivables
Number of Receivables
Amount
11,944,779.23
5,969,016.76
1,060,242.32
Current
Cumulative
0.346%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.858%
Prior Collection Period
1.316 % Second Prior
Collection
Period
0.686
%
Third
Prior
Collection
Period
0.321%